Income Taxes (Details) - Schedule of deferred tax assets for federal income taxes - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforwards	$ 29,316,923	$ 25,485,398
Fixed assets	814,111	809,015
Accruals and other	247,802	568,119
Research & development credits	448,334	267,325
Share-based compensation	24,036	13,661
Valuation allowance	(30,851,206)	(27,143,518)
Net deferred tax assets